UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.6%
Alliant Techsystems, Inc. (a)	2,974	$241,786
BE Aerospace, Inc. (a)	9,206	280,323

		522,109

Airlines — 0.3%
AirTran Holdings, Inc. (a)	12,240	62,179
Alaska Air Group, Inc. (a)	3,210	132,348
JetBlue Airways Corp. (a)	18,703	104,363

		298,890

Auto Components — 0.7%
BorgWarner, Inc.	10,528	401,959
Gentex Corp.	12,514	243,022

		644,981

Automobiles — 0.1%
Thor Industries, Inc.	3,200	96,672

Beverages — 0.3%
Hansen Natural Corp. (a)	6,347	275,333

Biotechnology — 1.4%
OSI Pharmaceuticals, Inc. (a)	5,251	312,697
United Therapeutics Corp. (a)	4,329	239,523
Vertex Pharmaceuticals, Inc. (a)	18,056	737,949

		1,290,169

Building Products — 0.2%
Lennox International, Inc.	4,413	195,584

Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	3,812	301,148
Apollo Investment Corp.	15,876	202,102
Eaton Vance Corp.	10,583	354,954
Greenhill & Co., Inc.	1,849	151,784
Jefferies Group, Inc., New Shares (b)	10,968	259,613
Raymond James Financial, Inc.	8,934	238,895
SEI Investments Co.	11,627	255,445
Waddell & Reed Financial, Inc., Class A	7,686	277,003

		2,040,944

Chemicals — 3.5%
Albemarle Corp.	8,218	350,333
Ashland, Inc.	7,030	370,973
Cabot Corp.	5,889	179,026
Cytec Industries, Inc.	4,394	205,375
Intrepid Potash, Inc. (a)	3,721	112,858
Lubrizol Corp.	6,158	564,812
Minerals Technologies, Inc.	1,692	87,713
Olin Corp.	7,079	138,890
RPM International, Inc.	11,664	248,910
The Scotts Miracle-Gro Co.	4,080	189,108
Sensient Technologies Corp.	4,438	128,968
Terra Industries, Inc.	8,989	411,337
Valspar Corp.	8,956	264,023

		3,252,326

Common Stocks	Shares	Value

Commercial Banks — 3.6%
Associated Banc-Corp.	15,560	$214,728
BancorpSouth, Inc.	6,608	138,504
Bank of Hawaii Corp.	4,326	194,454
Cathay General Bancorp	7,083	82,517
City National Corp.	3,902	210,591
Commerce Bancshares, Inc.	6,575	270,495
Cullen/Frost Bankers, Inc. (c)	5,404	301,543
FirstMerit Corp.	7,839	169,087
Fulton Financial Corp.	15,902	162,041
International Bancshares Corp. (b)	4,672	107,409
PacWest Bancorp	2,680	61,158
Prosperity Bancshares, Inc.	4,194	171,954
SVB Financial Group (a)	3,726	173,855
Synovus Financial Corp.	44,142	145,227
TCF Financial Corp.	11,113	177,141
Trustmark Corp.	5,111	124,862
Valley National Bancorp	13,796	212,045
Webster Financial Corp.	6,010	105,115
Westamerica Bancorp. (b)	2,632	151,735
Wilmington Trust Corp.	7,963	131,947

		3,306,408

Commercial Services & Supplies — 1.5%
The Brink’s Co.	4,316	121,841
Clean Harbors, Inc. (a)	2,059	114,398
Copart, Inc. (a)	6,065	215,914
Corrections Corp. of America (a)	10,447	207,477
Deluxe Corp.	4,623	89,779
HNI Corp.	4,039	107,559
Herman Miller, Inc.	5,045	91,113
Mine Safety Appliances Co.	2,732	76,387
Rollins, Inc.	3,946	85,549
Waste Connections, Inc. (a)	7,086	240,640

		1,350,657

Communications Equipment — 1.9%
3Com Corp. (a)	35,322	271,626
ADC Telecommunications, Inc. (a)	8,708	63,656
Adtran, Inc.	5,057	133,252
Ciena Corp. (a)	8,345	127,178
CommScope, Inc. (a)	8,491	237,918
F5 Networks, Inc. (a)	7,159	440,350
Palm, Inc. (a)(b)	15,124	56,866
Plantronics, Inc.	4,370	136,694
Polycom, Inc. (a)	7,580	231,796

		1,699,336

Computers & Peripherals — 0.4%
Diebold, Inc.	5,976	189,798
NCR Corp. (a)	14,343	197,933

		387,731

Construction & Engineering — 1.5%
Aecom Technology Corp. (a)	10,264	291,190
Granite Construction, Inc.	3,032	91,627
KBR, Inc.	14,451	320,234
Shaw Group, Inc. (a)	7,509	258,460

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Engineering (concluded)
URS Corp. (a)	7,565	$375,299

		1,336,810

Construction Materials — 0.4%
Martin Marietta Materials, Inc. (b)	4,082	341,051

Consumer Finance — 0.2%
AmeriCredit Corp. (a)(b)	8,684	206,332

Containers & Packaging — 1.4%
AptarGroup, Inc.	6,111	240,468
Greif, Inc.	3,098	170,142
Packaging Corp. of America	9,280	228,381
Silgan Holdings, Inc.	2,400	144,552
Sonoco Products Co.	9,029	278,003
Temple-Inland, Inc.	9,686	197,885

		1,259,431

Distributors — 0.3%
LKQ Corp. (a)	12,736	258,541

Diversified Consumer Services — 1.9%
Brink’s Home Security Holdings, Inc. (a)	4,127	175,604
Career Education Corp. (a)	6,129	193,922
Corinthian Colleges, Inc. (a)	7,907	139,084
ITT Educational Services, Inc. (a)	2,679	301,334
Matthews International Corp., Class A	2,748	97,554
Regis Corp.	5,162	96,426
Service Corp. International	22,887	210,103
Sotheby’s Holdings, Inc., Class A	6,069	188,685
Strayer Education, Inc. (b)	1,256	305,861

		1,708,573

Diversified Financial Services — 0.4%
MSCI, Inc. (a)	9,455	341,325

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	18,254	62,246
TW Telecom, Inc. (a)	10,800	196,020

		258,266

Electric Utilities — 1.7%
Cleco Corp.	5,445	144,565
DPL, Inc.	10,786	293,271
Great Plains Energy, Inc.	12,193	226,424
Hawaiian Electric Industries, Inc.	8,295	186,223
IDACORP, Inc.	4,321	149,593
NV Energy, Inc.	21,153	260,816
PNM Resources, Inc.	7,817	97,947
Westar Energy, Inc.	9,822	219,031

		1,577,870

Electrical Equipment — 1.3%
Ametek, Inc.	9,717	402,867
Hubbell, Inc., Class B	5,381	271,364
Regal-Beloit Corp.	3,376	200,568
Thomas & Betts Corp. (a)	4,741	186,037

Common Stocks	Shares	Value

Electrical Equipment (concluded)
Woodward Governor Co.	5,117	$163,641

		1,224,477

Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	10,792	325,163
Avnet, Inc. (a)	13,662	409,860
Ingram Micro, Inc., Class A (a)	14,737	258,634
Itron, Inc. (a)	3,618	262,558
National Instruments Corp.	5,154	171,886
Tech Data Corp. (a)	4,584	192,070
Trimble Navigation Ltd. (a)	10,869	312,158
Vishay Intertechnology, Inc. (a)	16,817	172,038

		2,104,367

Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc. (a)	5,106	176,821
Exterran Holdings, Inc. (a)	5,635	136,198
Helix Energy Solutions Group, Inc. (a)	8,269	107,745
Oceaneering International, Inc. (a)	4,946	314,021
Patterson-UTI Energy, Inc.	13,835	193,275
Pride International, Inc. (a)	15,808	475,979
Superior Energy Services, Inc. (a)	7,078	148,779
Tidewater, Inc.	4,659	220,231
Unit Corp. (a)	3,645	154,111

		1,927,160

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club, Inc. (a)	5,017	185,579
Ruddick Corp.	3,692	116,815

		302,394

Food Products — 1.6%
Corn Products International, Inc.	6,765	234,475
Flowers Foods, Inc.	6,933	171,522
Green Mountain Coffee Roasters, Inc. (a)(b)	3,147	304,692
Lancaster Colony Corp.	1,755	103,475
Ralcorp Holdings, Inc. (a)	4,927	333,952
Smithfield Foods, Inc. (a)	12,734	264,103
Tootsie Roll Industries, Inc.	2,392	64,647

		1,476,866

Gas Utilities — 1.7%
AGL Resources, Inc.	6,984	269,932
Atmos Energy Corp.	8,382	239,474
Energen Corp.	6,462	300,677
National Fuel Gas Co.	7,304	369,217
UGI Corp.	9,805	260,225
WGL Holdings, Inc.	4,533	157,068

		1,596,593

Health Care Equipment & Supplies — 3.9%
Beckman Coulter, Inc. (c)	6,291	395,075
Edwards Lifesciences Corp. (a)	5,090	503,299
Gen-Probe, Inc. (a)	4,422	221,100
Hill-Rom Holdings, Inc.	5,666	154,172
Hologic, Inc. (a)	23,271	431,444

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Idexx Laboratories, Inc. (a)(b)	5,225	$300,699
Immucor, Inc. (a)	6,298	141,012
Kinetic Concepts, Inc. (a)	5,589	267,210
Masimo Corp.	4,704	124,891
ResMed, Inc. (a)	6,767	430,720
Steris Corp.	5,328	179,340
Teleflex, Inc.	3,582	229,499
Thoratec Corp. (a)	5,142	172,000

		3,550,461

Health Care Providers & Services — 3.3%
Community Health Systems, Inc. (a)	8,385	309,658
Health Management Associates, Inc., Class A (a)	22,514	193,620
Health Net, Inc. (a)	9,016	224,228
Henry Schein, Inc. (a)	8,165	480,919
Kindred Healthcare, Inc. (a)	3,530	63,717
LifePoint Hospitals, Inc. (a)	4,942	181,767
Lincare Holdings, Inc. (a)	5,914	265,420
Omnicare, Inc.	10,832	306,437
Owens & Minor, Inc.	3,781	175,401
Psychiatric Solutions, Inc. (a)	5,071	151,116
Universal Health Services, Inc., Class B	8,716	305,844
VCA Antech, Inc. (a)	7,701	215,859
WellCare Health Plans, Inc. (a)	3,818	113,776

		2,987,762

Health Care Technology — 0.6%
Cerner Corp. (a)	6,120	520,567

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc. (a)	4,970	201,484
Bob Evans Farms, Inc.	2,743	84,786
Boyd Gaming Corp. (a)	4,986	49,262
Brinker International, Inc.	9,233	178,012
Burger King Holdings, Inc.	8,277	175,969
The Cheesecake Factory, Inc. (a)	5,442	147,261
Chipotle Mexican Grill, Inc., Class A (a)	2,840	319,983
International Speedway Corp., Class A	2,739	70,584
Life Time Fitness, Inc. (a)(b)	3,734	104,925
Panera Bread Co., Class A (a)	2,866	219,220
Scientific Games Corp., Class A (a)	5,861	82,523
WMS Industries, Inc. (a)	4,737	198,670
Wendy’s	31,154	155,770

		1,988,449

Household Durables — 1.7%
American Greetings Corp., Class A	3,582	74,649
KB Home	6,671	111,739
MDC Holdings, Inc.	3,393	117,432
Mohawk Industries, Inc. (a)	5,057	274,999
NVR, Inc. (a)	551	400,301

Common Stocks	Shares	Value

Household Durables (concluded)
Ryland Group, Inc.	3,959	$88,840
Toll Brothers, Inc. (a)	12,641	262,933
Tupperware Corp.	5,676	273,697

		1,604,590

Household Products — 0.9%
Church & Dwight Co., Inc. (c)	6,361	425,869
Energizer Holdings, Inc. (a)	6,288	394,635

		820,504

IT Services — 2.6%
Acxiom Corp.	7,135	128,002
Alliance Data Systems Corp. (a)(b)	4,733	302,865
Broadridge Financial Solutions LLC	12,108	258,869
Convergys Corp. (a)(c)	11,102	136,111
DST Systems, Inc.	3,475	144,039
Gartner, Inc., Class A (a)	5,448	121,164
Global Payments, Inc.	7,340	334,337
Hewitt Associates, Inc., Class A (a)	7,536	299,782
Lender Processing Services, Inc.	8,562	323,215
Mantech International Corp., Class A (a)	2,003	97,806
NeuStar, Inc., Class A (a)	6,710	169,092
SRA International, Inc., Class A (a)	3,893	80,935

		2,396,217

Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc., Class A (a)	45,399	57,203

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	5,419	206,464

Insurance — 4.4%
American Financial Group, Inc.	6,863	195,252
Arthur J. Gallagher & Co.	9,232	226,646
Brown & Brown, Inc. (c)	10,629	190,472
Everest Re Group Ltd.	5,338	432,004
Fidelity National Title Group, Inc., Class A	20,750	307,515
First American Corp.	9,320	315,389
HCC Insurance Holdings, Inc.	10,321	284,860
The Hanover Insurance Group, Inc.	4,508	196,594
Horace Mann Educators Corp.	3,529	53,147
Mercury General Corp.	3,210	140,341
Old Republic International Corp.	21,678	274,877
Protective Life Corp.	7,713	169,609
Reinsurance Group of America, Inc.	6,574	345,266
Stancorp Financial Group, Inc.	4,251	202,475
Transatlantic Holdings, Inc.	5,798	306,134
Unitrin, Inc.	4,478	125,608
W.R. Berkley Corp.	11,552	301,392

		4,067,581

Internet & Catalog Retail — 0.3%
NetFlix, Inc. (a)(b)	3,819	281,613

Internet Software & Services — 0.8%
AOL, Inc. (a)	9,587	242,359

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Digital River, Inc. (a)	3,486	$105,626
Equinix, Inc. (a)	3,546	345,168
ValueClick, Inc. (a)	7,570	76,760

		769,913

Life Sciences Tools & Services — 1.9%
Affymetrix, Inc. (a)	6,381	46,837
Bio-Rad Laboratories, Inc., Class A (a)	1,735	179,607
Charles River Laboratories International, Inc. (a)	5,935	233,305
Covance, Inc. (a)	5,780	354,834
Mettler Toledo International, Inc. (a)	3,042	332,186
Pharmaceutical Product Development, Inc.	10,672	253,460
Techne Corp.	3,362	214,126
Varian, Inc. (a)	2,606	134,939

		1,749,294

Machinery — 5.4%
AGCO Corp. (a)	8,297	297,613
Bucyrus International, Inc.	7,282	480,539
Crane Co.	4,222	149,881
Donaldson Co., Inc.	6,956	313,855
Federal Signal Corp.	4,409	39,725
Graco, Inc.	5,414	173,248
Harsco Corp.	7,235	231,086
IDEX Corp.	7,296	241,498
Joy Global, Inc.	9,268	524,569
Kennametal, Inc.	7,346	206,569
Lincoln Electric Holdings, Inc.	3,841	208,681
Nordson Corp.	3,040	206,477
Oshkosh Corp.	8,062	325,221
Pentair, Inc.	8,850	315,237
SPX Corp.	4,487	297,578
Terex Corp. (a)	9,756	221,559
Timken Co.	7,159	214,842
Trinity Industries, Inc.	7,139	142,494
Valmont Industries, Inc.	1,800	149,094
Westinghouse Air Brake Technologies Corp.	4,291	180,737

		4,920,503

Marine — 0.3%
Alexander & Baldwin, Inc.	3,700	122,285
Kirby Corp. (a)	4,849	184,989

		307,274

Media — 0.8%
DreamWorks Animation SKG, Inc., Class A (a)	6,820	268,640
Harte-Hanks, Inc.	3,433	44,148
John Wiley & Sons, Inc., Class A	3,860	167,061
Lamar Advertising Co., Class A (a)	4,807	165,120

Common Stocks	Shares	Value

Media (concluded)
Scholastic Corp.	2,305	$64,540

		709,509

Metals & Mining — 1.1%
Carpenter Technology Corp.	3,964	145,083
Commercial Metals Co.	10,173	153,205
Reliance Steel & Aluminum Co.	5,784	284,746
Steel Dynamics, Inc.	19,468	340,106
Worthington Industries, Inc.	5,527	95,562

		1,018,702

Multi-Utilities — 1.8%
Alliant Energy Corp.	9,963	331,369
Black Hills Corp.	2,874	87,226
MDU Resources Group, Inc.	16,916	365,047
NSTAR	9,618	340,669
OGE Energy Corp.	8,739	340,297
Vectren Corp.	7,312	180,753

		1,645,361

Multiline Retail — 0.7%
99 Cents Only Stores (a)	4,083	66,553
Dollar Tree, Inc. (a)	7,947	470,621
Saks, Inc. (a)	14,387	123,728

		660,902

Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	5,300	156,880

Oil, Gas & Consumable Fuels — 3.5%
Arch Coal, Inc.	14,621	334,090
Bill Barrett Corp. (a)	3,480	106,871
Cimarex Energy Co.	7,549	448,259
Comstock Resources, Inc. (a)	4,246	135,023
Forest Oil Corp. (a)	10,118	261,247
Frontier Oil Corp.	9,436	127,386
Mariner Energy, Inc. (a)	9,173	137,320
Newfield Exploration Co. (a)	11,961	622,570
Overseas Shipholding Group, Inc.	2,385	93,563
Patriot Coal Corp. (a)	6,798	139,087
Plains Exploration & Production Co. (a)	12,552	376,434
Quicksilver Resources, Inc. (a)	10,669	150,113
Southern Union Co.	11,205	284,271

		3,216,234

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	11,443	103,559

Personal Products — 0.5%
Alberto-Culver Co.	7,711	201,643
NBTY, Inc. (a)	5,695	273,246

		474,889

Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	10,555	250,048

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Medicis Pharmaceutical Corp., Class A	5,219	$131,310
Perrigo Co.	7,244	425,368
Valeant Pharmaceuticals International (a)	5,828	250,079

		1,056,805

Professional Services — 1.0%
Corporate Executive Board Co.	3,081	81,924
FTI Consulting, Inc. (a)	4,183	164,476
Korn/Ferry International (a)	4,125	72,806
Manpower, Inc.	7,083	404,581
Navigant Consulting, Inc. (a)	4,500	54,585
Towers Watson & Co.	3,845	182,637

		961,009

Real Estate Investment Trusts (REITs) — 6.9%
AMB Property Corp.	13,435	365,969
Alexandria Real Estate Equities, Inc. (b)	3,989	269,656
BRE Properties	4,973	177,785
Camden Property Trust	5,781	240,663
Corporate Office Properties Trust	5,260	211,084
Cousins Properties, Inc.	9,077	75,433
Duke Realty Corp.	20,197	250,443
Equity One, Inc.	2,958	55,877
Essex Property Trust, Inc.	2,620	235,669
Federal Realty Investment Trust	5,513	401,401
Highwoods Properties, Inc.	6,429	203,992
Hospitality Properties Trust	11,113	266,156
Liberty Property Trust	10,155	344,661
The Macerich Co.	8,698	333,220
Mack-Cali Realty Corp.	7,133	251,438
Nationwide Health Properties, Inc.	10,573	371,641
Omega Healthcare Investors, Inc.	7,997	155,862
Potlatch Corp.	3,591	125,829
Rayonier, Inc.	7,196	326,914
Realty Income Corp. (b)	9,403	288,578
Regency Centers Corp.	7,346	275,255
SL Green Realty Corp.	7,008	401,348
Senior Housing Properties Trust	11,473	254,127
UDR, Inc.	14,003	247,013
Weingarten Realty Investors	9,413	202,944

		6,332,958

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,777	275,306

Road & Rail — 1.1%
Con-way, Inc.	4,458	156,565
J.B. Hunt Transport Services, Inc.	7,909	283,775
Kansas City Southern (a)	8,692	314,390
Landstar System, Inc.	4,500	188,910
Werner Enterprises, Inc.	3,955	91,637

		1,035,277

Semiconductors & Semiconductor Equipment — 2.4%
Atmel Corp. (a)	41,049	206,476

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Cree, Inc. (a)(b)	9,558	$671,163
Fairchild Semiconductor International, Inc. (a)	11,209	119,376
Integrated Device Technology, Inc. (a)	14,982	91,840
International Rectifier Corp. (a)	6,406	146,697
Intersil Corp., Class A	11,085	163,615
Lam Research Corp. (a)	11,518	429,852
RF Micro Devices, Inc. (a)	24,199	120,511
Semtech Corp. (a)	5,561	96,928
Silicon Laboratories, Inc. (a)	4,138	197,258

		2,243,716

Software — 3.5%
ACI Worldwide, Inc. (a)	3,070	63,273
Advent Software, Inc. (a)	1,409	63,053
Ansys, Inc. (a)	8,090	349,003
Cadence Design Systems, Inc. (a)	24,222	161,318
Factset Research Systems, Inc.	3,774	276,898
Fair Isaac Corp.	4,184	106,023
Informatica Corp. (a)	8,154	219,016
Jack Henry & Associates, Inc.	7,613	183,169
Mentor Graphics Corp. (a)	8,945	71,739
Micros Systems, Inc. (a)	7,176	235,947
Parametric Technology Corp. (a)	10,557	190,554
Quest Software, Inc. (a)	5,633	100,211
Rovi Corp. (a)	9,382	348,354
Solera Holdings, Inc.	6,293	243,224
Sybase, Inc. (a)	7,417	345,780
Synopsys, Inc. (a)	13,197	295,217

		3,252,779

Specialty Retail — 4.2%
Aaron’s, Inc.	4,893	163,133
Advance Auto Parts, Inc.	8,303	348,062
American Eagle Outfitters, Inc.	18,698	346,287
AnnTaylor Stores Corp. (a)	5,296	109,627
Aéropostale, Inc. (a)	8,926	257,337
Barnes & Noble, Inc. (b)	3,576	77,313
CarMax, Inc. (a)(c)	20,065	504,033
Chico’s FAS, Inc.	16,033	231,196
Coldwater Creek, Inc. (a)	5,218	36,213
Collective Brands, Inc. (a)	5,780	131,437
Dick’s Sporting Goods, Inc. (a)	8,053	210,264
Foot Locker, Inc.	14,101	212,079
Guess?, Inc.	5,242	246,269
J. Crew Group, Inc. (a)	5,040	231,336
PetSmart, Inc.	11,127	355,619
Rent-A-Center, Inc. (a)	5,882	139,109
Williams-Sonoma, Inc.	9,564	251,437

		3,850,751

Textiles, Apparel & Luxury Goods — 1.1%
Fossil, Inc. (a)	4,345	163,980
Hanesbrands, Inc. (a)	8,594	239,085
Phillips-Van Heusen Corp.	4,660	267,298

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Timberland Co., Class A (a)	3,927	$83,802
Under Armour, Inc., Class A (a)	3,400	99,994
The Warnaco Group, Inc. (a)	4,116	196,375

		1,050,534

Thrifts & Mortgage Finance — 1.4%
Astoria Financial Corp.	7,416	107,532
First Niagara Financial Group, Inc.	16,980	241,456
New York Community Bancorp, Inc. (b)	39,000	645,060
NewAlliance Bancshares, Inc.	9,562	120,672
Washington Federal, Inc.	10,130	205,842

		1,320,562

Tobacco — 0.1%
Universal Corp.	2,204	116,129

Trading Companies & Distributors — 0.4%
GATX Corp.	4,156	119,069
MSC Industrial Direct Co., Class A	3,986	202,170
United Rentals, Inc. (a)	5,415	50,793

		372,032

Water Utilities — 0.2%
Aqua America, Inc. (b)	12,276	215,689

Wireless Telecommunication Services — 0.4%
Syniverse Holdings, Inc. (a)	6,256	121,804
Telephone & Data Systems, Inc.	7,410	250,829
Telephone & Data Systems, Inc., (Special Shares)	883	26,349

		398,982

Total Long-Term Investments (Cost – $62,010,645) – 95.6%		87,978,156

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (d)(e)	3,942,970	3,942,970

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$3,642	3,642,150

Total Short-Term Securities (Cost – $7,585,120) – 8.3%		7,585,120

		Value

Total Investments (Cost – $69,595,765*) – 103.9%		$95,563,276
Liabilities in Excess of Other Assets – (3.9)%		(3,577,475)

Net Assets – 100.0%		$91,985,801

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$70,545,393

Gross unrealized appreciation	$25,717,720
Gross unrealized depreciation	(699,837)

Net unrealized appreciation	$25,017,883

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$(4,478,516)	$1,706
BlackRock Liquidity Series, LLC Money Market Series	$1,362,600	$2,137

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of March 31, 2010.

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

50	S&P MID 400 EMINI	June 2010	$3,907,689	$32,811

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$87,978,156	—	—	$87,978,156
Short-Term Securities	3,942,970	$3,642,150	—	7,585,120

Total	$91,921,126	$3,642,150	—	$95,563,276

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$32,811	—	—	$32,811

Total	$32,811	—	—	$32,811

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010